Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 10,228,000	$ 12,774,000
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Depreciation Expense	1,966,000	1,958,000
Discount Accretion and Premium Amortization, Net	6,498,000	6,800,000
(Reversal of) Provisions for Loan Losses	0	(2,404,000)
Earnings on BOLI	(608,000)	(635,000)
Gain on Sales of Loans	(1,705,000)	(3,836,000)
Loss (Gain) on Sales of Investments AFS	2,000	0
Gain on Sales of OREO	0	(105,000)
Write Down on OREO	10,000	20,000
Write Down of Land Held for Sale	433,000	0
Proceeds From Sale of Loans HFS	53,315,000	118,371,000
Origination of Loans HFS	(48,485,000)	(112,880,000)
Increase in Accrued Interest Receivable	(1,059,000)	(254,000)
Amortization of Operating Lease Right-of-Use ("ROU") Assets	391,000	382,000
Other, Net	886,000	(910,000)
Net Cash Provided By Operating Activities	21,872,000	19,281,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Investments AFS	(59,675,000)	(207,177,000)
Proceeds from Payments and Maturities of Investments AFS	102,463,000	96,748,000
Proceeds from Sale of Investments AFS	22,375,000	0
Purchase of Investments HTM	150,633,000	10,456,000
Proceeds from Payments and Maturities of Investments HTM	6,794,000	5,056,000
Investment in Certificates of Deposits with Other Banks	0	(750,000)
Purchase of FHLB Stock	(65,000)	(2,000)
Redemption of FHLB Stock	0	1,770,000
Net Increase in Loans Receivable	(53,546,000)	(19,580,000)
Proceeds from Sale of OREO	0	454,000
Purchase and Improvement of Premises and Equipment	(4,688,000)	(2,150,000)
Net Cash Used By Investing Activities	(136,975,000)	(136,087,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
(Decrease) Increase in Deposit Accounts	(5,878,000)	197,867,000
Repayment of FHLB Advances	0	(35,000,000)
Proceeds from Other Borrowings, Net	803,000	13,668,000
Repurchase of Subordinated Debentures	3,500,000	0
Proceeds from Issuance of Preferred Stock	82,949,000	0
Proceeds from FRB Borrowings	400,880,000	274,265,000
Repayment of FRB Borrowings	(356,800,000)	(322,965,000)
Dividends to Common Stock Shareholders	(2,472,000)	(1,431,000)
Net Cash Provided By Financing Activities	115,982,000	126,404,000
Net Increase in Cash and Cash Equivalents	879,000	9,598,000
Cash and Cash Equivalents at Beginning of Year	27,623,000	18,025,000
Cash and Cash Equivalents at End of Year	28,502,000	27,623,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	4,670,000	3,895,000
Income Taxes	2,159,000	4,226,000
Supplemental Schedule of Non Cash Transactions:
Transfers From Premises and Equipment, Net to Land HFS	0	1,530,000
Decrease in Unrealized Gains on Securities AFS, Net of Taxes	$ (45,995,000)	(7,726,000)
Initial Recognition of Lease ROU Assets		$ 282,000